Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Total revenue	$ 13	$ 40	$ 511	$ 120
Cost of sales			344
Gross profit			167	120
Operating expenses:
Research and development	309	601	3,047	4,879
Management contingent share plan	764		10,091
Selling, general and administrative	6,332	4,002	27,196	10,272
Total operating expenses	7,405	4,603	40,334	15,151
Loss from operations	(7,392)	(4,563)	(40,167)	(15,031)
Non-cash change in fair value of convertible debentures		(7,432)	(28,180)	(21,703)
Change in fair value of warrant liability			2,076
Forward purchase agreement expense			(27,337)
Interest expense	(225)	(322)	(1,440)	(1,118)
Investment impairment				(400)
Other expense	(22)	(50)	(207)	(236)
Total non-operating expense	(247)	(7,804)	(55,088)	(23,457)
Loss before income taxes	(7,639)	(12,367)	(95,255)	(38,488)
Provision for income taxes
Net loss	$ (7,639)	$ (12,367)	$ (95,255)	$ (38,488)
Class A Common Stock
Operating expenses:
Net loss per share of Class A common stock, basic and diluted (in Dollars per share)	$ (0.33)	$ (2.12)	$ (8.4)	$ (6.61)